Equity Accounted Investees - Summary of Equity Accounted Investees (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 MXN ($)		Dec. 31, 2018 MXN ($)	Dec. 31, 2019 USD ($)	[2]	Dec. 31, 2017 MXN ($)
Disclosure of Investments in Associates and Joint Ventures [line items]
Ownership Percentage	14.80%		14.80%
Carrying Value	$ 97,470	[1]	$ 94,315	$ 5,168		$ 96,097
Promotora Industrial Azucarera, S.A. de C.V. ("PIASA") [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Joint ventures	Promotora Industrial Azucarera, S.A. de C.V. ("PIASA")
Principal Activity	Sugar production
Place of Incorporation	Mexico
Ownership Percentage	36.40%		36.40%
Carrying Value	$ 3,274		$ 3,120
Industria Envasadora De Queretaro SA De CVIEQSA [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Joint ventures	Industria Envasadora de Querétaro, S.A. de C.V. (“IEQSA”)
Principal Activity	Canned bottling
Place of Incorporation	Mexico
Ownership Percentage	26.50%		26.50%
Carrying Value	$ 194		$ 179
Industria Mexicana de Reciclaje, S.A. de C.V. ("IMER") [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Joint ventures	Industria Mexicana de Reciclaje, S.A. de C.V. (“IMER”)
Principal Activity	Recycling
Place of Incorporation	Mexico
Ownership Percentage	35.00%		35.00%
Carrying Value	$ 121		$ 129
Jugos del Valle, S.A.P.I. de C.V. [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Joint ventures	Jugos del Valle, S.A.P.I. de C.V.
Principal Activity	Beverages
Place of Incorporation	Mexico
Ownership Percentage	28.80%		26.30%
Carrying Value	$ 1,929		$ 1,571
Leao Alimentos e Bebidas, LTDA [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Joint ventures	Leao Alimentos e Bebidas, L.T.D.A.
Principal Activity	Beverages
Place of Incorporation	Brazil
Ownership Percentage	24.70%		24.70%
Carrying Value	$ 1,931		$ 2,084
Other Investments In Coca Cola FEMSAs Companies [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Joint ventures	Other investments in Coca-Cola FEMSA’s companies
Principal Activity	Various
Place of Incorporation	Various
Carrying Value	$ 793		897
Raizen Convenincias [Member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Joint ventures	Raizen Conveniências
Principal Activity	Proximity
Place of Incorporation	Brazil
Ownership Percentage	50.00%
Carrying Value	$ 3,410
Compania Panamena de Bebidas, S.A.P.I. de C.V. [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Carrying Value	$ 486		$ 1,550
Joint ventures	Compañía Panameña de Bebidas, S.A.P.I. de C.V.
Principal Activity	Beverages
Place of Incorporation	Mexico
Ownership Percentage	50.00%		50.00%
Dispensadoras de Cafe, S.A.P.I. de C.V. [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Joint ventures	Dispensadoras de Café, S.A.P.I. de C.V.
Carrying Value	$ 172		$ 162
Principal Activity	Services
Place of Incorporation	Mexico
Ownership Percentage	50.00%		50.00%
Fountain Agua Mineral, LTDA [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Carrying Value	$ 851		$ 826
Joint ventures	Fountain Agua Mineral, L.T.D.A.
Principal Activity	Beverages
Place of Incorporation	Brazil
Ownership Percentage	50.00%		50.00%
Other investments [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Joint ventures	Other investments
Principal Activity	Various
Place of Incorporation	Various
Carrying Value	$ 520		$ 336
Heineken [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Joint ventures	Heineken
Principal Activity	Beverages
Place of Incorporation	The Netherlands
Ownership Percentage	14.80%		14.80%
Carrying Value	$ 83,789		$ 83,461

[1]	The Company initially adopted IFRS 16 at January 1st, 2019 using the modified retrospectively approach under which the comparative information is not restated. – See Note 2.4.1
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.3